SUPPLEMENT DATED NOVEMBER 23, 2005
                  TO THE PROSPECTUSES DATED JANUARY 31, 2005 OF

--------------------------------------------------------------------------------

          FIRST INVESTORS EQUITY FUNDS            FIRST INVESTORS TAXABLE BOND
          ----------------------------              AND MONEY MARKET FUNDS
                                                    ----------------------
                  TOTAL RETURN
                     VALUE                             CASH MANAGEMENT
                    BLUE CHIP                            GOVERNMENT
                GROWTH & INCOME                       INVESTMENT GRADE
                 ALL-CAP GROWTH                        FUND FOR INCOME
              MID-CAP OPPORTUNITY
               SPECIAL SITUATIONS
                 FOCUSED EQUITY
                     GLOBAL
--------------------------------------------------------------------------------

                  AND TO THE PROSPECTUSES DATED MAY 1, 2005 OF

------------------------------------------------------------------------------------------------------------------------------------
        FIRST INVESTORS TAX EXEMPT                          FIRST INVESTORS LIFE                  FIRST INVESTORS SPECIAL
                    FUNDS                                       SERIES FUND                               BOND FUND
                    -----                                       -----------                              ----------
            TAX-EXEMPT MONEY MARKET                             BLUE CHIP
        INSURED INTERMEDIATE TAX EXEMPT                      CASH MANAGEMENT
               INSURED TAX EXEMPT                               DISCOVERY
             INSURED TAX EXEMPT II                           FOCUSED EQUITY
         SINGLE STATE INSURED TAX FREE                         GOVERNMENT
     ARIZONA                 MINNESOTA                           GROWTH
     CALIFORNIA              MISSOURI                          HIGH YIELD
     COLORADO                NEW JERSEY                  INTERNATIONAL SECURITIES
     CONNECTICUT             NEW YORK                        INVESTMENT GRADE
     FLORIDA                 NORTH CAROLINA                TARGET MATURITY 2007
     GEORGIA                 OHIO                          TARGET MATURITY 2010
     MARYLAND                OREGON                        TARGET MATURITY 2015
     MASSACHUSETTS           PENNSYLVANIA                         VALUE
     MICHIGAN                VIRGINIA

------------------------------------------------------------------------------------------------------------------------------------

     This supplement supersedes the supplement dated November 11, 2005.

     The shareholders of all of the First Investors family of mutual funds ("Funds") approved the election of eight trustees to serve on the Boards of the Funds. In addition, the shareholders of each of the Funds approved the reorganization of each of the Funds into corresponding series of the First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds, as applicable, each a
newly-established   Delaware  statutory  trust  (each,  a  "Reorganization"  and collectively, the "Reorganizations"). The Board of Directors/Trustees of the Funds previously approved the Reorganizations at a meeting held in August 2005. It is expected that the Reorganizations relating to the Equity Funds and Taxable Bond and Money Market Funds will take effect after the close of business on or about January 27, 2006 and for the remaining Funds on or about April 28, 2006, although these dates may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

     For additional information regarding the Reorganizations, please see the Funds' Proxy Statement dated September 2, 2005, which is available on the website of the U.S. Securities and Exchange Commission, www.sec.gov.